OTHER CURRENT FINANCIAL ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT FINANCIAL ASSETS - NET
Schedule of breakdown of other current financial assets

		2021		2022
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposit
Related parties
BSI	Rp	—	—	—	100
Bank Mandiri	Rp	—	160	—	10
	US$	5	71	5	79
Others (each below Rp100 billion)	Rp	—	20	—	130
Third parties
PT Bank UOB Indonesia ("UOB")	US$	3	44	12	182
SCB	US$	—	—	7	102
Others (each below Rp100 billion)	Rp	—	18	—	18
	US$	2	29	2	32
Total time deposits			342		653

Escrow accounts	Rp	—	43	—	383
	US$	1	21	2	30
Total escrow accounts			64		413

Mutual funds
Related parties
Others (each below Rp100 billion)	Rp	—	78	—	81
Third parties
PT Henan Putihrai Asset Management ("HPAM")	Rp	—	—	—	200
Total mutual funds			78		281

Others (each below Rp100 billion)	Rp	—	9	—	0
	US$	—	—	0	2
	MYR	—	—	0	0
Total others			9		2

Allowance for expected credit losses		—	(0)		(0)
Total			493		1,349

Schedule of interest rates on time deposits

	2021	2022
Rupiah	2.50% ‑ 3.75%	2.50% ‑ 5.00%
Foreign currency	0.06% ‑ 0.50%	1.95% ‑ 5.06%